ALPS FUND SERVICES, INC.

1290 Broadway, Suite 1100

Denver, Colorado 80203

May 30, 2014

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re:	Liberty All-Star Growth Fund, Inc. (811-04537 and 333-106675)

To Whom It May Concern:

On behalf of Liberty All-Star Growth Fund, Inc. (the “Growth Fund”), attached hereto is a preliminary proxy statement pursuant to Schedule 14A that contains a shareholder proposal to consider for approval a new Portfolio Management Agreement for the Growth Fund.

If you have any comments or questions regarding this filing, please contact me at 720.917.0711.

Sincerely,

/s/ Alex J. Marks
Alex J. Marks
Assistant Secretary

cc:	Erin D. Nelson, Secretary

Clifford Alexander, K&L Gates LLP